UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     The Stratix Master Fund

Address:  280 Park Avenue, 24th Floor
          New York, New York

13F File Number: 028-12014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Grinacoff
Title:    Chief Financial Officer
Phone:    212-878-8980

Signature, Place and Date of Signing:


/s/ Ed Grinacoff             New York, New York             February 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

* As of December 31, 2007, The Stratix Master Fund has been liquidated and does not have any holdings to report. As a result, no further Form 13Fs will be filed on behalf of The Stratix Master Fund.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----

028-11260                           Stratix Asset Management, LP

SK 25704 0001 849350